Summary of Significant Accounting Policies, Recent Accounting pronouncements (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 08, 2021
Recent Accounting Pronouncements [Abstract]
Lease liabilities		$ 456,095	$ 1,498,070
ASU 2016-02 [Member]
Recent Accounting Pronouncements [Abstract]
Right-of-use assets	$ 15,800,000
Lease liabilities	$ 15,800,000